Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds (in Dollars)	$ 375,000,000	$ 375,000,000
Federal depository insurance coverage (in Dollars)	$ 250,000	250,000
Financing cost-derivative warrant liabilities (in Dollars)		$ 20,300,000
Shares subject to possible redemption	32,112,595	32,952,414
Derivative liabilities	6,333,334
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Derivative liabilities		6,333,334
Warrants issued	12,500,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs (in Dollars)		$ 900,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants to purchase ordinary stock	18,833,334	18,833,334
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption	32,112,595	32,952,414
Derivative liabilities		12,500,000
Warrants issued	37,500,000	37,500,000